EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2011
EMPLOYEE BENEFIT PLANS [Abstract]
EMPLOYEE BENEFIT PLANS
NOTE 14:            EMPLOYEE BENEFIT PLANS

Equity Plans
On May 26, 2010, the Company's stockholders voted to approve the Guaranty Federal Bancshares, Inc. 2010 Equity Plan (the ”Plan”).  The Plan provides for the grant of up to 200,000 shares of Common Stock under equity awards including stock options, stock awards, restricted stock, stock appreciation rights, performance units, or other equity-based awards payable in cash or stock to key employees and directors of the Company and the Bank.  As of December 31, 2011, non-incentive stock options for 25,000 shares and restricted stock for 16,952 shares of Common Stock have been granted under the Plan.

                In addition, the Company established four stock option plans for the benefit of certain directors, officers and employees of the Company and its subsidiary.  A committee of the Company's Board of Directors administers the plans.  The stock options under these plans may be either incentive stock options or nonqualified stock options.  Incentive stock options can be granted only to participants who are employees of the Company or its subsidiary.  The option price must not be less than the market value of the Company stock on the date of grant.  All options expire no later than ten years from the date of grant.  The options vest at the rate of 20% per year over a five-year period.

The table below summarizes transactions under the Company's stock option plans:

	Number of shares
	Incentive Stock Option	Non-Incentive Stock Option	Weighted Average Exercise Price
Balance outstanding as of January 1, 2009	108,250	116,704	$23.29
Granted	41,500	20,000	5.31
Exercised	-	-	-
Forfeited	(1,000)	-	28.43
Balance outstanding as of December 31, 2009	148,750	136,704	19.40
Granted	46,000	45,000	5.24
Exercised	-	-	-
Forfeited	-	(10,875)	10.50
Balance outstanding as of December 31, 2010	194,750	170,829	16.14
Granted	-	-	-
Exercised	-	-	-
Forfeited	(10,250)	(3,829)	17.51
Balance outstanding as of December 31, 2011	184,500	167,000	$16.09
Options exercisable as of December 31, 2011	109,100	108,250	$19.98

In January 2011, the Company granted restricted stock to directors that was fully vested and thus, expensed in full during the year ended December 31, 2011.  The amount expensed of $100,017 for the year represents 16,952 shares of common stock at a market price of $5.90 at the date of grant.

Total stock-based compensation expense recognized for the years ended December 31, 2011, 2010 and 2009 was $186,655, $109,386 and $95,268, respectively.  As of December 31, 2011, there was $171,636 of unrecognized compensation expense related to nonvested stock options, which will be recognized over the remaining vesting period.

As of December 31, 2011, total outstanding stock options of 351,500 had a remaining contractual life of 4.53 years.

The total intrinsic value of outstanding stock options was $0 at December 31, 2011 and 2010, respectively, and the total intrinsic value of outstanding exercisable stock options was $0 at December 31, 2011 and 2010, respectively.  There were no options exercised during fiscal years 2011 and 2010.  The total fair value of share awards vested was $237,525 and $144,347 during 2011 and 2010, respectively.

                The fair value of each option granted is estimated on the date of the grant using the Black-Scholes pricing model with the following weighted-average assumptions.  There were no options granted during the year ended December 31, 2011.

	December 31, 2010	December 31, 2009
Dividends per share	$-	$-
Risk-free interest rate	2.15%	1.75%
Expected life of options	5 years	5 years
Weighted-average volatility	42.62%	57.58%
Weighted-average fair value of options granted during year	$2.04	$1.31

Employee Stock Ownership Plan
The Bank sponsors an internally-leveraged Employee Stock Ownership Plan (ESOP).  All employees are eligible to participate after they attain age twenty-one and complete twelve consecutive months of service during which they work at least 1,000 hours. The ESOP borrowed $3,444,540 from the Company and purchased 344,454 shares of the common stock of the Company. The ESOP debt is secured by shares of the Company.  The loan will be repaid from contributions to the ESOP as approved annually by the Bank's Board of Directors.  As the debt is repaid, shares are released from collateral and allocated to employees' accounts. The shares pledged as collateral are reported as unearned ESOP shares in the consolidated balance sheets. When shares are committed for release, the shares become outstanding for earnings per share computations.  Dividends on allocated ESOP shares are recorded as a reduction of retained earnings and may be paid directly to participants or credited to their account; dividends are not paid on unallocated ESOP shares.  Compensation expense is recognized ratably based on the average fair value of shares committed to be released.  Compensation expense attributed to the ESOP was $126,736, $100,014 and $121,219 for the years ended December 31, 2011, 2010 and 2009, respectively.

The following is a summary of ESOP shares as of December 31, 2011:

Beginning ESOP shares	344,454
Released shares	(299,218)
Shares committed for release	(22,618)
Unreleased shares	22,618

Fair value of unreleased shares	$128,923